Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000132936 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Hedged Equity Fund (Investor Class/(MRIEX))
Accumulated Value	$ 10,000		$ 11,108.28	$ 14,186.8	$ 14,050.43	$ 20,406.99	$ 25,691.25	$ 29,574.02	$ 24,659.03	$ 29,329.09	$ 33,157.51	$ 35,378.39
C000156527 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Hedged Equity Fund (Class C/(MRCEX))
Accumulated Value	10,000		11,028.79	13,987.49	13,783.25	19,847.48	24,868.29	28,361.96	23,480.43	27,732.51	31,041.22	32,735.46
C000132937 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Hedged Equity Fund (Class A/(MRAEX))
Accumulated Value	10,000		11,074.38	14,109.83	13,966.7	20,190.11	25,387.21	29,095.51	24,193.16	28,701.47	32,348.49	34,406.86
C000003881 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Hedged Equity Fund (Legacy Class/(MEIFX))
Accumulated Value	10,000		11,115.3	14,221.05	14,129.38	20,483.9	25,854.72	29,711.48	24,808.96	29,512.67	33,379.76	35,561.41
C000003882 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Growth Fund (Legacy Class/(MERDX))
Accumulated Value	10,000		11,628.05	14,607.8	13,598.48	17,354.67	21,680.36	24,957.15	17,656.11	20,355.96	21,636.44	20,271.06
C000132941 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Growth Fund (Institutional Class/(MRRGX))
Accumulated Value	1,000,000.01		1,162,909.98	1,461,081.51	1,360,499.47	1,736,524.78	2,170,028.04	2,499,053.2	1,768,124.66	2,039,594.31	2,168,374.75	2,032,937.97
C000132940 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Growth Fund (Class A/(MRAGX))
Accumulated Value	9,999.99		11,589.25	14,516.25	13,473.79	17,135.51	21,340.6	24,491.21	17,276.03	19,879.52	21,108.85	19,729.09
C000156528 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Growth Fund (Class C/(MRCGX))
Accumulated Value	10,000		11,509.77	14,309.25	13,185.3	16,652.32	20,595.7	23,467.31	16,433.87	18,768.19	19,793.78	18,366.91
C000132939 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Growth Fund (Investor Class/(MRIGX))
Accumulated Value	10,000		11,618.52	14,587.1	13,572.18	17,317.4	21,632.51	24,880.01	17,587.85	20,269.11	21,536.35	20,165.49
C000132942 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Contrarian Fund (Investor Class/(MFCIX))
Accumulated Value	10,000		11,640	14,493	13,415	16,572	20,501	25,843	21,487	24,127	26,453	31,010
C000156529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Contrarian Fund (Class C/(MFCCX))
Accumulated Value	10,000		11,542	14,263	13,090	16,015	19,624	24,497	20,171	22,414	24,320	28,217
C000132943 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Contrarian Fund (Class A/(MFCAX))
Accumulated Value	10,000		11,607	14,416	13,314	16,385	20,231	25,435	21,100	23,625	25,833	30,238
C000003883 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Contrarian Fund (Legacy Class/(MVALX))
Accumulated Value	10,000		11,659	14,553	13,489	16,676	20,644	26,037	21,665	24,328	26,676	31,294
C000132293 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Small Cap Growth Fund (Legacy Class/(MSGGX))
Accumulated Value	10,000		12,043	14,796	14,900	17,756	22,711	24,493	18,442	21,035	23,489	23,187
C000132296 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Small Cap Growth Fund (Institutional Class/(MSGRX))
Accumulated Value	1,000,000		1,205,856	1,482,743	1,493,136	1,779,335	2,280,648	2,459,561	1,853,701	2,116,807	2,367,845	2,341,372
C000132295 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Small Cap Growth Fund (Class A/(MSGAX))
Accumulated Value	10,000		11,995	14,705	14,763	17,520	22,341	24,007	18,017	20,492	22,825	22,478
C000156530 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Small Cap Growth Fund (Class C/(MSGCX))
Accumulated Value	10,000		11,920	14,500	14,446	17,039	21,572	23,029	17,150	19,376	21,418	20,930
C000132294 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Meridian Small Cap Growth Fund (Investor Class/(MISGX))
Accumulated Value	10,000		12,036	14,783	14,887	17,704	22,622	24,385	18,340	20,911	23,360	23,057
CBOE S And P 500 Buy Write Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		CBOE S&P 500 Buy Write Index
Accumulated Value	10,000		10,706.59	12,098.66	11,522.09	13,328.99	12,961.78	15,615.52	13,840.76	15,477.12	18,591.39	20,248.27
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000		11,195.99	13,640.26	13,042.23	17,148.76	20,303.93	26,132.25	21,399.47	27,024.88	33,786.42	39,827.43
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Accumulated Value	10,000		11,273.5	13,655.66	12,939.87	16,953.68	20,494.93	25,754.15	20,807.57	26,208.55	32,448.23	38,011.63
Russell 3000 C000132941 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,127,350.37	1,365,565.69	1,293,986.64	1,695,367.78	2,049,493.07	2,575,415.11	2,080,757.14	2,620,855.43	3,244,823.21	3,801,162.61
Russell 3000 C000003883 Index [Member]
Account Value [Line Items]
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500® Index
Accumulated Value	10,000		11,759	13,736	12,362	15,794	18,952	22,398	18,284	21,469	24,044	26,907
Russell 3000 C000132296 Index [Member]
Account Value [Line Items]
Accumulated Value			1,127,350	1,365,566	1,293,987	1,695,368	2,049,493	2,575,415	2,080,757	2,620,855	3,244,823	3,801,163
Russell 2500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500® Growth Index
Accumulated Value	10,000		10,972.79	13,656.25	12,636.58	16,762.97	23,546.78	24,734.58	18,251.45	21,706.48	24,723.41	27,272.06
Russell 2500 Growth C000132941 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,097,279.35	1,365,625.04	1,263,658.1	1,676,296.84	2,354,678.26	2,473,457.82	1,825,145.15	2,170,647.62	2,472,341.2	2,727,205.99
Russell 2500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500® Value Index
Accumulated Value	10,000		12,520	13,817	12,110	14,963	15,693	20,053	17,429	20,214	22,434	25,291
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Accumulated Value	10,000		11,132	13,599	12,334	15,847	21,335	21,939	16,157	19,171	22,077	24,949
Russell 2000 Growth C000132296 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 1,000,000		$ 1,113,180	$ 1,359,935	$ 1,233,354	$ 1,584,656	$ 2,133,458	$ 2,193,937	$ 1,615,671	$ 1,917,129	$ 2,207,656	$ 2,494,932